Consolidated Statements of Changes in (Deficiency) Equity - CAD ($)	Share Capital	Share-Based Payments Reserve	Investment Revaluation Reserve	Share Warrants Reserve	Deficit	Total
Beginning balance, shares at Mar. 31, 2017	145,424,061
Beginning balance at Mar. 31, 2017	$ 59,559,910	$ 2,202,640	$ 29,466	$ 3,508,769	$ (65,709,399)	$ (408,614)
Net loss					(2,072,266)	(2,072,266)
Other comprehensive loss for the year			27,993			27,993
Total comprehensive loss			27,993		(2,072,266)	(2,044,273)
Issuance of common shares pursuant to a private placement, net of issuance costs, shares	13,045,500
Issuance of common shares pursuant to a private placement, net of issuance costs	$ 2,481,300					2,481,300
Issuance of common shares pursuant to property agreements, shares	3,761,111
Issuance of common shares pursuant to property agreements	$ 677,000					677,000
Issuance of common shares pursuant to exercise of share purchase warrants, shares	6,555,555
Issuance of common shares pursuant to exercise of share purchase warrants	$ 540,000					540,000
Reallocation of share warrant reserve to share capital for exercised warrants	$ 625,846			(625,846)		0
Equity-settled share-based compensation						0
Ending balance, shares at Mar. 31, 2018	168,786,227
Ending balance at Mar. 31, 2018	$ 63,884,056	2,202,640	57,459	2,882,923	(67,781,665)	1,245,413
Net loss					(1,948,568)	(1,948,568)
Other comprehensive loss for the year			2,737			2,737
Total comprehensive loss			2,737		(1,948,568)	(1,945,831)
Adjustment of gain on disposition of marketable securities			(40,677)		40,677	0
Issuance of common shares pursuant to property agreements, shares	1,816,667
Issuance of common shares pursuant to property agreements	$ 157,500					157,500
Equity-settled share-based compensation						0
Ending balance, shares at Mar. 31, 2019	170,602,894
Ending balance at Mar. 31, 2019	$ 64,041,556	2,202,640	19,519	2,882,923	(69,689,556)	(542,918)
Net loss					(1,253,534)	(1,253,534)
Other comprehensive loss for the year			(11,234)			(11,234)
Total comprehensive loss			(11,234)		(1,253,534)	(1,264,768)
Issuance of share purchase warrants				490,449		490,449
Issuance of common shares pursuant to property agreements, shares	5,000,000
Issuance of common shares pursuant to property agreements	$ 300,000					300,000
Equity-settled share-based compensation		42,124				42,124
Gain on disposition of equity investments at FVTOCI			5,476		(5,476)	0
Ending balance, shares at Mar. 31, 2020	175,602,894
Ending balance at Mar. 31, 2020	$ 64,341,556	$ 2,244,764	$ 13,761	$ 3,373,372	$ (70,948,566)	$ (975,113)